Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	0.674%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,048,803.29

Principal:
Principal Collections	$28,259,426.10
Prepayments in Full	$19,921,812.97
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$48,181,239.07
Collections	$51,230,042.36

Purchase Amounts:
Purchase Amounts Related to Principal	$879,036.77
Purchase Amounts Related to Interest	$1,443.76
Sub Total	$880,480.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,110,522.89

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,110,522.89
Servicing Fee	$1,191,665.17	$1,191,665.17	$0.00	$0.00	$50,918,857.72
Interest - Class A-1 Notes	$120,414.00	$120,414.00	$0.00	$0.00	$50,798,443.72
Interest - Class A-2a Notes	$182,404.44	$182,404.44	$0.00	$0.00	$50,616,039.28
Interest - Class A-2b Notes	$58,975.00	$58,975.00	$0.00	$0.00	$50,557,064.28
Interest - Class A-3 Notes	$255,861.11	$255,861.11	$0.00	$0.00	$50,301,203.17
Interest - Class A-4 Notes	$94,554.44	$94,554.44	$0.00	$0.00	$50,206,648.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,206,648.73
Interest - Class B Notes	$37,983.11	$37,983.11	$0.00	$0.00	$50,168,665.62
Second Priority Principal Payment	$19,076,250.72	$19,076,250.72	$0.00	$0.00	$31,092,414.90
Interest - Class C Notes	$28,253.06	$28,253.06	$0.00	$0.00	$31,064,161.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,064,161.84
Regular Principal Payment	$267,623,749.28	$31,064,161.84	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,110,522.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$19,076,250.72
Regular Principal Payment					$31,064,161.84
Total					$50,140,412.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$50,140,412.56	$174.89	$120,414.00	$0.42	$50,260,826.56	$175.31
Class A-2a Notes	$0.00	$0.00	$182,404.44	$0.58	$182,404.44	$0.58
Class A-2b Notes	$0.00	$0.00	$58,975.00	$0.39	$58,975.00	$0.39
Class A-3 Notes	$0.00	$0.00	$255,861.11	$0.68	$255,861.11	$0.68
Class A-4 Notes	$0.00	$0.00	$94,554.44	$0.78	$94,554.44	$0.78
Class B Notes	$0.00	$0.00	$37,983.11	$0.96	$37,983.11	$0.96
Class C Notes	$0.00	$0.00	$28,253.06	$1.07	$28,253.06	$1.07
Total	$50,140,412.56	$38.06	$778,445.16	$0.59	$50,918,857.72	$38.65

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$286,700,000.00	1.0000000	$236,559,587.44	0.8251119
Class A-2a Notes	$315,700,000.00	1.0000000	$315,700,000.00	1.0000000
Class A-2b Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$1,317,340,000.00	1.0000000	$1,267,199,587.44	0.9619381

Pool Information
Weighted Average APR	2.636%	2.605%
Weighted Average Remaining Term	57.20	56.28
Number of Receivables Outstanding	55,788	54,747
Pool Balance	$1,429,998,202.51	$1,380,937,727.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,317,338,669.22	$1,271,913,749.28
Pool Factor	1.0000000	0.9656919

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$20,714,065.91
Yield Supplement Overcollateralization Amount	$109,023,978.15
Targeted Overcollateralization Amount	$148,934,826.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$113,738,139.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$199.24
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$199.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		70	$199.24
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$199.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2.85
Average Net Loss for Receivables that have experienced a Realized Loss			$2.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.49%	256	$6,726,723.96
61-90 Days Delinquent	0.02%	5	$208,369.03
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.50%	261	$6,935,092.99

Repossession Inventory:
Repossessed in the Current Collection Period		3	$68,928.80
Total Repossessed Inventory		3	$68,928.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0091%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0151%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	1

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer